Long Term Loans	12 Months Ended
Dec. 31, 2022
Disclosure Long Term Loans [Abstract]
LONG TERM LOANS

NOTE 11 - LONG TERM LOANS:

	Linked to	Interest rate	December 31, 2022	December 31, 2021

Long term loans	NIS	2.6%*	66	89
Long term loans	US$	2.1%-12%	131	126
Less- Current portion			(144)	(140)
Total			53	75

*	Linked	to the consumer price index. The maturity date of the loan is September 2024.

A.	Upon G Medical Diagnostic Services Inc (“CardioStaff”) acquisition, additional long- term loans were added to the Company. The loans bear interest of between 4%-12% per annum. The maturity dates of these loans are between the years 2020-2023.

As of December 31, 2022 and December 31, 2021, the total amount of those US loans was $131 and $126, respectively.

B.	Reconciliation of the changes in liabilities for which cash flows have been, or will be classified as financing activities in the statement of cash flows:

Loans
As of January 1, 2022	215
Changes from financing cash flows:
Repayment of loans	(21)
Total changes from financing cash flows	194
Accrued interest of long-term loans	3
As of December 31, 2022	197

Loans
As of January 1, 2021	2,083
Changes from financing cash flows:
Receipts of long-term loans	89
Conversion loans to shares	(1,222)
Repayment of loans	(824)
Total changes from financing cash flows	(1,957)
Accrued interest of long-term loans	89
As of December 31, 2021	215